Document and Entity Information	Nov. 24, 2015
Prospectus:
Document Type	497
Document Period End Date	Nov. 24, 2015
Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Central Index Key	0000736913
Amendment Flag	false
Document Creation Date	Nov. 24, 2015
Document Effective Date	Nov. 24, 2015
Prospectus Date	May 01, 2015